Average Annual Total Returns - International Select	Class I 1 Year	Class I 5 Year	Class I 10 Year		Class I After Taxes on Distributions 1 Year	Class I After Taxes on Distributions 5 Year	Class I After Taxes on Distributions 10 Year		Class I After Taxes on Distributions and Sale of Fund Shares 1 Year	Class I After Taxes on Distributions and Sale of Fund Shares 5 Year	Class I After Taxes on Distributions and Sale of Fund Shares 10 Year		Class II 1 Year	Class II 5 Year	Class II 10 Year		Morgan Stanley Capital International EAFE Index (reflects no deductions for fees or expenses) 1 Year		Morgan Stanley Capital International EAFE Index (reflects no deductions for fees or expenses) 5 Year		Morgan Stanley Capital International EAFE Index (reflects no deductions for fees or expenses) 10 Year
Total	29.71%	12.86%	9.61%	[1]	28.93%	12.60%	9.37%	[1]	18.29%	10.37%	7.94%	[1]	29.32%	12.56%	9.34%	[1]	7.82%	[2]	7.45%	[2]	5.51%	[1],[2]

[1]	While Class I Shares of the JOHCM International Select Fund commenced operations on July 29, 2009, Class I Shares began investing consistent with its investment objective on July 30, 2009. Class II Shares commenced operations on March 31, 2010. Historical performance for Class II Shares prior to its inception is based on the performance of Class I Shares. The performance of Class II Shares has been adjusted to reflect differences in expenses.
[2]	Index returns shown are net of withholding taxes.